Loan-to-Value of Commercial Mortgage Loans by Property Type (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012		Dec. 31, 2011
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	5,904	5,912		6,140
Greater than 100%
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	128 [1]	136	[2]	260	[3]
Greater than 100% | Loans in Good Standing
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	125	136		260
Greater than 100% | Loans in Good Standing | Weighted Average Loan-To-Value
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Weighted-average loan-to-value	145.00%	144.00%		117.00%

[1]	Included $128 million of loans in good standing, with a total weighted-average loan-to-value of 145%, where borrowers continued to make timely payments.
[2]	Included $136 million of loans in good standing, with a total weighted-average loan-to-value of 144%, where borrowers continued to make timely payments.
[3]	Included $260 million of loans in good standing, with a total weighted-average loan-to-value of 117%, where borrowers continued to make timely payments.